ACCOUNTS PAYABLES	12 Months Ended
Dec. 31, 2022
ACCOUNTS PAYABLES
ACCOUNTS PAYABLES

12.   ACCOUNTS PAYABLES

Accounts payables consist of the following:

	As of	As of
	December 31,	December 31,
	2021	2022
	US$	US$
Pool participants payable*	53,400	19,761
Utility and service cost payable	983	3,636
Others	55	28

	54,438	23,425

*     Pool participants payable represents payments to pool participants in the mining pool business which are settled in cryptocurrencies.